Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property and Equipment [Abstract]
Schedule of property and equipment
	Estimated Useful Lives	June 30, 2018	December 31, 2017
Furniture, fixtures and vehicle	2-5 years	$155,165	$153,909
Website and internal use software	3 years	6,835,158	5,827,771
Computers and software	3-7 years	704,407	691,499
		7,694,730	6,673,179
Less: accumulated depreciation and amortization		(4,621,681)	(3,725,015)
		$3,073,049	$2,948,164

	Estimated Useful Lives	December 31, 2017	December 31, 2016
Furniture, fixtures and vehicle	2-5 years	$153,909	$98,564
Website and internal use software	3 years	5,827,771	3,933,600
Computers and software	3-7 years	691,499	619,477
		6,673,179	4,651,641
Less: accumulated depreciation and amortization		(3,725,015)	(2,111,127)
		$2,948,164	$2,540,514